Restructuring Activities (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring Activities [Abstract]
Schedule of Restructuring Costs Payable for Costs Incurred Related to the Restructuring Activities	A summary of the activity for the year ended December 31, 2022, is included below (in thousands):
Restructuring costs payable – January 1, 2022	$—
Restructuring costs incurred	845
Restructuring costs paid	(793)
Restructuring costs payable – December 31, 2022	$52

Less discontinued operations	$(52)
Restructuring costs – continuing operations	$—